Interest Income and Expense	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Interest Income and Expense
16.	Interest income and expense

	For the three months ended												For the nine months ended
	July 31, 2025				April 30, 2025				July 31, 2024				July 31, 2025				July 31, 2024
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$12,468		$8,570		$12,588		$8,955		$13,657		$10,763		$38,191		$27,271		$40,517		$31,829
Measured at FVOCI (1)	1,415		–		1,355		–		1,573		–		4,212		–		4,387		–
	13,883		8,570		13,943		8,955		15,230		10,763		42,403		27,271		44,904		31,829
Other	237	(2)	57	(3)	344	(2)	62	(3)	453	(2)	58	(3)	984	(2)	180	(3)	1,430	(2)	176	(3)
Total	$14,120		$8,627		$14,287		$9,017		$15,683		$10,821		$43,387		$27,451		$46,334		$32,005
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended July 31, 2025 – $30 (April 30, 2025 – $31; July 31, 2024 – $29) and for the nine months ended July 31, 2025 – $93 (July 31, 2024 – $89) and insurance finance expense for the three months ended July 31, 2025 – $8 (April 30, 2025 – $9; July 31, 2024 – $7) and for the nine months ended July 31, 2025 – $25 (July 31, 2024 – $22).